Leases (Details) - Schedule of lease expense	12 Months Ended
Mar. 31, 2021 USD ($)
Leases (Details) - Schedule of lease expense [Line Items]
Operating lease cost	$ 246,010
Weighted Average Remaining Lease Term (Months) [Member]
Leases (Details) - Schedule of lease expense [Line Items]
Operating lease cost	18
Weighted Average Discount Rate [Member]
Leases (Details) - Schedule of lease expense [Line Items]
Operating lease cost	$ 0.0475